STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Nov. 01, 2013 Consultant [Member]	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2012 Consultant Two [Member]	Mar. 26, 2013 Employee [Member]	Dec. 31, 2012 Employee [Member]	Mar. 26, 2013 Shareholders [Member]	Mar. 31, 2012 Officers and Directors [Member]	Dec. 31, 2013 Officers and Directors [Member]	Mar. 31, 2013 Former Board Member and Current Board Member [Member]	Dec. 31, 2013 Former Board Member and Current Board Member [Member]	Mar. 31, 2014 Former Officer and Director [Member]
Equity Issuance [Line Items]
Preferred Stock, shares authorized	25,000,000		25,000,000	25,000,000
Preferred Stock, par value per share	$ 0		$ 0	$ 0
Preferred Stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common Stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	11,506,677		10,799,339	11,681,477
Common stock, shares outstanding	11,506,677		10,799,339	11,681,477
Common shares issued in private placement, shares			4,319,339	1,150,022
Common shares issued in private placement, value			$ 1,833,620	$ 3,054,163
Common shares issued for services, shares		175,000						270,000	195,000		260,000		5,325,000		200,000	200,000
Common shares issued for services, value		15,400						23,760	195		2,600		5,325		17,600	17,600
Common shares issued for property, shares			700,000
Common shares repurchased, shares										100,000		275,000					200,000
Common shares repurchased for cash, amount	142,500									150,000		825,000
Retirement of shares to settle claims										250,000
Value of claims against employee										22,000
Sale of shares for cash at $3.00 per share, shares	25,200
Sale of shares for cash at $3.00 per share	75,600		183,102	2,550,011
Common stock issued, price per share	$ 3.00
Options expiration period	3 years				10 years	10 years	5 years
Shares granted	295,600			2,300,000			1,000,000							175,000
Exercise price per share, granted	$ 1.00
Proceeds from options exercised	295,600						50,000
Acquired personal property value																	4,201
Cash paid in exchange for acquisitions																	120,000
Loan assumed																	25,000
Accrued interest																	$ 1,701